Business Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Business Segments

12.	Business Segments.

The Company is reporting its financial performance based on four reportable segments, Asset Management, Mining Royalty Lands, Land Development and Construction and RiverFront on the Anacostia, as described below.

The Asset Management segment owns, leases and manages warehouse/office buildings located predominately in the Baltimore/Northern Virginia/Washington, DC market area.

Our Mining Royalty Lands segment owns several properties comprising approximately 15,000 acres currently under lease for mining rents or royalties (this does not include the 4,280 acres owned in our Brooksville joint venture with Vulcan Materials).  Other than one location in Virginia, all of these properties are located in Florida and Georgia.

Through our Land Development and Construction segment, we own and are continuously monitoring for their “highest and best use” several parcels of land that are in various stages of development.  Our overall strategy in this segment is to convert all of our non-income producing lands into income production through (i) an orderly process of constructing new buildings for us to own and operate or (ii) a sale to, or joint venture with, third parties.

In July 2017, Phase I (Dock 79) of the development known as RiverFront on the Anacostia in Washington, D.C., a 300,000 square foot residential apartment building developed by a joint venture between the Company and MRP SE Waterfront Residential, LLC (“MRP”), reached stabilization, meaning 90% of the individual apartments have been leased and are occupied by third party tenants. Upon reaching stabilization, the Company has, for a period of one year, the exclusive right to (i) cause the joint venture to sell the property or (ii) cause the Company’s and MRP’s percentage interests in the joint venture to be adjusted so as to take into account the value of the development at the time of stabilization. The attainment of stabilization also resulted in a change of control for accounting purposes as the veto rights of the minority shareholder lapsed and the Company became the primary beneficiary. As such, beginning July 1, 2017, the Company consolidated the assets (at current fair value), liabilities and operating results of the joint venture as a new segment called RiverFront on the Anacostia.

Subsequent to the Spin-off, the Company is receiving certain services from Patriot (e.g. executive oversight, accounting, information technology and human resource services) which are billed to the Company on a monthly basis in accordance with the Transition Services Agreement entered into and made effective as of the date of the Spin-off. As was the case prior to the Spin-off, these costs (excluding stock compensation) are included in the Company’s corporate expense and are fully allocated to the business segments. Certain other corporate expenses (primarily stock compensation, corporate aircraft and one-time Spin-off related expenses) are reported as “unallocated” on the Company’s consolidated income statement and are not allocated to any business segment. As a result of the Spin-off the former transportation segment of the Company is reported as a discontinued operation and thus is not allowed any corporate overhead allocation. Hence, all corporate overhead of the transportation group through the date of the Spin-off is included in “corporate expense” on the Company’s consolidated income statements herein. Reclassifications to the appropriate prior period line items and amounts have been made to be comparable to the current presentation.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Revenues:
Asset management	$29,873	7,321	28,739	27,570
Mining royalty lands	7,241	1,880	7,533	6,094
Land development and construction	1,230	311	1,185	982
RiverFront on the Anacostia	4,847	—	—	—
	$43,191	9,512	37,457	34,646
Operating profit:
Before corporate expenses:
Asset management	$13,799	3,509	13,374	13,288
Mining royalty lands	6,732	1,750	7,029	5,478
Land development and construction	(1,528)	(400)	(940)	(2,197)
RiverFront on the Anacostia	(2,018)	—	—	—
Corporate expenses:
Allocated to asset management	(1,917)	(485)	(1,591)	(1,248)
Allocated to mining royalty	(167)	(42)	(231)	(1,322)
Allocated to land development and construction	(1,231)	(328)	(1,258)	(737)
Allocated to RiverFront on the Anacostia	(65)	—	—	—
Unallocated to discontinued operations	—	—	—	(1,081)
	(3,380)	(855)	(3,080)	(4,388)
	$13,605	4,004	16,383	12,181
Interest expense:
Asset management	$1,340	306	1,561	2,014
RiverFront on the Anacostia	2,983	—	—	—
	$4,323	306	1,561	2,014

Depreciation, depletion and amortization:
Asset management	$8,110	2,005	7,689	6,963
Mining royalty lands	110	35	104	133
Land development and construction	337	55	258	282
RiverFront on the Anacostia	4,975	—	—	—
	$13,532	2,095	8,051	7,378
Capital expenditures:
Asset management	$6,913	1,199	20,747	2,408
Mining royalty lands	—	2	205	—
Land development and construction	8,840	4,206	6,602	4,085
RiverFront on the Anacostia	857	—	—	—
	$16,610	5,407	27,554	6,493

Identifiable net assets at end of period:
Asset management	$179,654	169,736	170,562	151,023
Mining royalty lands	38,656	39,259	39,570	39,300
Land development and construction	46,684	57,126	54,157	60,682
RiverFront on the Anacostia	144,386	—	—	—
Cash items	4,524	—	—	419
Unallocated corporate assets	4,830	439	500	1,054
	$418,734	266,560	264,789	252,478